13F-HR
                            FORM 13F HOLDINGS REPORT

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON DC 20549

                                    FORM 13F
                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [ ]; Amendment Number:
This Amendment:         [ ] is a restatement.
                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:       WestEnd Advisors LLC
Address:    4064 Colony Road
            Suite 130
            Charlotte, NC  28211

Form 13F File Number: 28-11741

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Robert L. Pharr
Title:         Managing Partner
Phone:         704-556-9300

Signature                        City     State     and Date of Signing:
Robert L. Pharr                   Charlotte NC
------------------------------------------------------------------------
Signature                        City     State             Date


Report Type:


[X] 13F HOLDINGS REPORT

[ ] 13F NOTICE

[ ] 13F COMBINATION REPORT



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                             FORM 13F SUMMARY PAGE

                                Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:     35

Form 13F Information Table Value Total:  $2,880,366,301.11














List of Other Included Managers:  NONE












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                                                           13F Holdings Report
                                                          AS OF DATE: 3/31/2013

                                                                                          INVESTMENT
          ISSUER       TITLE OF       CUSIP        MKT            SHARES/          DISCRETION   OTHER    VOTING AUTHORITY
           NAME         CLASS         NUMBER       VAL           PRINC AMT       SOLE(A) SHARED MNGRS   SOLE       SHARED    NONE
Adobe Systems, Inc. COMMON STOCK  00724f101  $153,947,299.55  3,538,205.00  3,538,205.00  0.00 ALL  1,933,352.00  0.00  1,604,853.00
Amgen, Inc.         COMMON STOCK  031162100  $ 77,312,016.90    754,190.00    754,190.00  0.00 ALL    411,115.00  0.00    343,075.00
Biogen IDEC Inc.    COMMON STOCK  09062x103  $ 77,259,689.38    401,099.00    401,099.00  0.00 ALL    216,594.00  0.00    184,505.00
Celgene Corp.       COMMON STOCK  151020104  $ 73,120,780.31    630,841.00    630,841.00  0.00 ALL    339,672.00  0.00    291,169.00
Coach, Inc.         COMMON STOCK  189754104  $137,854,973.49  2,757,651.00  2,757,651.00  0.00 ALL  1,449,290.00  0.00  1,308,361.00
Costco Wholesale    COMMON STOCK  22160K105  $143,078,936.22  1,348,402.00  1,348,402.00  0.00 ALL    723,337.00  0.00    625,065.00
Crown Castle Int'l. COMMON STOCK  228227104  $136,789,603.96  1,964,239.00  1,964,239.00  0.00 ALL  1,040,975.00  0.00    923,264.00
CVS Caremark        COMMON STOCK  126650100  $140,911,765.02  2,562,498.00  2,562,498.00  0.00 ALL  1,374,312.00  0.00  1,188,186.00
Disney, Walt Co.    COMMON STOCK  254687106  $144,292,391.20  2,540,359.00  2,540,359.00  0.00 ALL  1,374,606.00  0.00  1,165,753.00
E M C Corp.         COMMON STOCK  268648102  $136,329,885.63  5,706,567.00  5,706,567.00  0.00 ALL  3,021,357.00  0.00  2,685,210.00
Estee Lauder Cos.   COMMON STOCK  518439104  $140,661,360.12  2,196,804.00  2,196,804.00  0.00 ALL  1,175,402.00  0.00  1,021,402.00
Express Scripts
  Inc               COMMON STOCK  30219G108  $140,070,013.74  2,430,927.00  2,430,927.00  0.00 ALL  1,299,980.00  0.00  1,130,947.00
Gilead Sciences,
  Inc.              COMMON STOCK  375558103  $ 74,964,530.16  1,531,764.00  1,531,764.00  0.00 ALL    825,724.00  0.00    706,040.00
Health Care Select
  Sector SPDR       COMMON STOCK  81369y209  $    727,556.13     15,813.00     15,813.00  0.00 ALL     15,813.00  0.00          0.00
I Shares Russell
  3000 Index Fund   COMMON STOCK  464287689  $    205,425.08      2,198.00      2,198.00  0.00 ALL      2,198.00  0.00          0.00
International Asia
  ex-Japan ETF      COMMON STOCK  464288182  $  2,585,982.41     43,770.86     43,770.86  0.00 ALL     43,770.86  0.00          0.00
Int'l Business
  Machines          COMMON STOCK  459200101  $144,497,738.70    677,439.00    677,439.00  0.00 ALL    363,922.00  0.00    313,517.00
Ishares Dow Jones
  US Technology
  Sector            COMMON STOCK  464287721  $  1,802,453.91     24,586.74     24,586.74  0.00 ALL     24,586.74  0.00          0.00
Ishares Dow Jones
  US Telecom Sector COMMON STOCK  464287713  $    362,970.07     14,937.04     14,937.04  0.00 ALL     14,937.04  0.00          0.00
iShares Investment
  Grade Corp
  Bond Fund         COMMON STOCK  464287242  $    345,038.63      2,877.72      2,877.72  0.00 ALL      2,877.72  0.00          0.00
IShares Nasdaq
  Biotechnology     COMMON STOCK  464287556  $    728,764.23      4,556.77      4,556.77  0.00 ALL      4,556.77  0.00          0.00
ISHARES TR BARCLYS
  1-3YR CR          COMMON STOCK  464288646  $    976,798.03      9,255.24      9,255.24  0.00 ALL      9,255.24  0.00          0.00
Johnson & Johnson   COMMON STOCK  478160104  $143,276,827.03  1,757,351.00  1,757,351.00  0.00 ALL    940,399.00  0.00    816,952.00
Mondelez Int'l      COMMON STOCK  609207105  $150,716,599.70  4,923,770.00  4,923,770.00  0.00 ALL  2,657,356.00  0.00  2,266,414.00
Nike, Inc. Class B  COMMON STOCK  654106103  $149,516,233.44  2,533,744.00  2,533,744.00  0.00 ALL  1,376,192.00  0.00  1,157,552.00
Nordstrom, Inc.     COMMON STOCK  655664100  $139,424,876.43  2,524,441.00  2,524,441.00  0.00 ALL  1,343,346.00  0.00  1,181,095.00
Oracle Corp.        COMMON STOCK  68389X105  $129,518,564.07  4,006,141.79  4,006,141.79  0.00 ALL  2,101,198.79  0.00  1,904,943.00
Qualcomm, Inc.      COMMON STOCK  747525103  $143,519,151.82  2,143,996.89  2,143,996.89  0.00 ALL  1,159,558.89  0.00    984,438.00
SPDR Barclays
  Capital High
  Yield Bond ETF    COMMON STOCK  78464A417  $    315,272.59      7,669.00      7,669.00  0.00 ALL      7,669.00  0.00          0.00
Target Corp.        COMMON STOCK  87612E106  $150,674,324.24  2,201,231.91  2,201,231.91  0.00 ALL  1,206,613.91  0.00    994,618.00
Vanguard Consumer
  Discretionary ETF COMMON STOCK  92204A108  $  1,801,785.81     21,239.96     21,239.96  0.00 ALL     21,239.96  0.00          0.00
Vanguard Consumer
  Staples ETF       COMMON STOCK  92204A207  $  1,802,852.45     17,897.87     17,897.87  0.00 ALL     17,897.87  0.00          0.00
VANGUARD INDEX FDS
  EXTEND MKT ETF    COMMON STOCK  922908652  $  4,495,774.24     65,872.15     65,872.15  0.00 ALL     65,872.15  0.00          0.00
Vanguard Intl Equity
  Index All World
  Ex US             COMMON STOCK  922042775  $  5,251,254.69    113,271.24    113,271.24  0.00 ALL    113,271.24  0.00          0.00
Whole Foods Market  COMMON STOCK  966837106  $131,226,811.75  1,512,701.00  1,512,701.00  0.00 ALL    787,686.00  0.00    725,015.00
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